T. ROWE PRICE Retirement I 2015 Fund-I Class
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 48.8%
T. Rowe Price Funds:
New Income Fund  243,683 6,859 23,075 26,535,116 222,895
Limited Duration Inflation
Focused Bond Fund  231,698 4,756 32,356 39,122,493 200,699
International Bond Fund (USD
Hedged)  86,552 4,445 7,255 9,162,141 81,818
Dynamic Global Bond Fund  68,355 1,971 5,975 6,554,250 64,559
Emerging Markets Bond Fund  56,405 7,586 3,247 6,762,600 57,144
High Yield Fund  53,973 4,189 3,639 9,154,099 52,087
U.S. Treasury Long-Term Index
Fund  48,323 6,471 3,018 5,691,419 50,369
Floating Rate Fund  37,972 1,159 9,785 3,261,926 29,879
Total Bond Mutual Funds (Cost $826,188) 759,450
EQUITY MUTUAL FUNDS 47.4%
T. Rowe Price Funds:
Value Fund  155,349 3,145 19,881 3,194,491 133,274
Growth Stock Fund (2) 108,964 17,047 6,253 1,643,912 118,838
Equity Index 500 Fund  115,201 29,290 53,850 772,199 80,494
Overseas Stock Fund  62,751 6,226 2,803 5,549,083 58,987
International Value Equity Fund  66,585 1,345 8,055 4,001,501 52,340
International Stock Fund  56,427 1,240 2,496 3,148,952 51,359
Real Assets Fund  34,648 6,055 1,485 2,627,035 35,386
Mid-Cap Value Fund  32,609 643 1,121 948,243 29,775
Mid-Cap Growth Fund (2) 29,618 688 1,352 306,778 28,230
U.S. Large-Cap Core Fund  16,421 12,355 1,174 885,448 27,095
U.S. Equity Research Fund  23,455 4,971 1,269 696,658 26,299
Emerging Markets Discovery
Stock Fund  24,108 1,345 1,272 1,815,582 22,804
Emerging Markets Stock Fund  22,833 492 969 585,427 20,935
Small-Cap Stock Fund  19,678 3,464 3,132 361,653 20,267
Small-Cap Value Fund  20,878 408 2,229 351,550 18,695
New Horizons Fund (2) 13,036 313 685 258,884 13,912
Total Equity Mutual Funds (Cost $701,773) 738,690
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  212 41,968 42,031 1,505 150
Total Other Mutual Funds (Cost $149) 150
T. ROWE PRICE Retirement I 2015 Fund-I Class

T. ROWE PRICE Retirement I 2015 Fund-I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.8%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 19,345 77,410 37,034 59,721,089 59,721
Total Short-Term Investments (Cost $59,721) 59,721
Total Investments in Securities 100.0%
(Cost $1,587,831) $ 1,558,011
Other Assets Less Liabilities (0.0)% (470)
Net Assets 100.0% $ 1,557,541
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2015 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 98 $ 208 $ 565
Emerging Markets Bond Fund  (521) (3,600) 928
Emerging Markets Discovery Stock Fund  (121) (1,377) —
Emerging Markets Stock Fund  (17) (1,421) —
Equity Index 500 Fund  6,647 (10,147) 445
Floating Rate Fund  (633) 533 481
Growth Stock Fund  (671) (920) —
High Yield Fund  (282) (2,436) 851
International Bond Fund (USD Hedged)  (572) (1,924) 547
International Stock Fund  (92) (3,812) —
International Value Equity Fund  (343) (7,535) —
Limited Duration Inflation Focused Bond Fund  (280) (3,399) —
Mid-Cap Growth Fund  (13) (724) —
Mid-Cap Value Fund  115 (2,356) —
New Horizons Fund  (77) 1,248 —
New Income Fund  (2,338) (4,572) 1,591
Overseas Stock Fund  (6) (7,187) —
Real Assets Fund  162 (3,832) —
Small-Cap Stock Fund  (215) 257 —
Small-Cap Value Fund  98 (362) —
Transition Fund  263 1 24
U.S. Equity Research Fund  (73) (858) —
U.S. Large-Cap Core Fund  19 (507) —
U.S. Treasury Long-Term Index Fund  (693) (1,407) 366
Value Fund  (1,908) (5,339) —
U.S. Treasury Money Fund, 2.40% — — 184
Totals $ (1,453)# $ (61,468) $ 5,982+
# Capital gain distributions from underlying Price funds represented $294 of the net realized gain
(loss).
+ Investment income comprised $5,982 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2015 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2015 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2015 Fund-I Class

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Retirement I 2015 Fund-I Class

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
R411-054Q1 08/22